Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended
	Nov. 08, 2018	Oct. 01, 2018	Oct. 31, 2018	Nov. 05, 2018	Sep. 30, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Investments in affiliates					$ 702,222	$ 703,225
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in usd per share)				$ 0.15
Golar LNG Partners | Golar Tundra | Subsequent Event
Subsequent Event [Line Items]
Proceeds from legal settlements			$ 14,000
Avenir LNG Ltd | Subsequent Event
Subsequent Event [Line Items]
Ownership percentage	22.50%
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd | Subsequent Event
Subsequent Event [Line Items]
Investment company, committed capital		$ 182,000
Avenir LNG Ltd | Stolt-Nielsen Limited | Subsequent Event
Subsequent Event [Line Items]
Ownership percentage	45.00%
Avenir LNG Ltd | Hoegh LNG Holdings Limited | Subsequent Event
Subsequent Event [Line Items]
Ownership percentage	22.50%
Private Placement | Avenir LNG Ltd | Subsequent Event
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	11.0	99.0
Par value (in usd per share)		$ 1.00
Share price (in usd per share)	$ 1.00	$ 1.00
Shares subscribed (in shares)		24.8
Investments in affiliates		$ 24,800
Avenir LNG Ltd | Subsequent Event
Subsequent Event [Line Items]
Investments in affiliates		$ 24,800
Ownership percentage		25.00%
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd | Subsequent Event
Subsequent Event [Line Items]
Investment company, committed capital		$ 182,000